Tax Assets - Schedule of Tax Assets (Details) - BRL (R$) R$ in Thousands		Mar. 31, 2026	Dec. 31, 2025
Schedule of Tax Assets [Abstract]
Income tax and social contribution to offset	[1]	R$ 1,263,934	R$ 1,533,487
Deferred tax assets		2,220,612	2,075,930
Total		R$ 3,484,546	R$ 3,609,417

[1]	Primarily relates to withholding income tax and social contribution on income from financial investments which can be used to settle other federal tax amounts due. For March 31, 2026, the amount of RS 24,163 refers to inflation indexation as “Other income” in the consolidated statements of profit or loss while such amount for December 31, 2025 was R$ 90,450.